Inventory, Net (Tables)	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Summary of inventories

	As of	As of
	December 31, 2019	December 31, 2018
Raw materials	$6,601,010	$7,011,718
Work-in-progress	1,859,907	1,387,111
Finished goods	15,489,159	14,047,720
Less: inventory valuation allowance	(170,405)	(171,936)
Total inventory	$23,779,671	$22,274,613